STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data, unless otherwise specified		Total	Series C Convertible preferred Shares [Member]	Series D Convertible preferred Shares [Member]	Series E convertible preferred shares [Member]	Convertible Preferred Shares [Member]		Convertible Preferred Shares [Member] Series C Convertible preferred Shares [Member]		Convertible Preferred Shares [Member] Series D Convertible preferred Shares [Member]		Convertible Preferred Shares [Member] Series E convertible preferred shares [Member]		Ordinary Share [Member]		Ordinary Share [Member] Series C Convertible preferred Shares [Member]	Ordinary Share [Member] Series D Convertible preferred Shares [Member]	Ordinary Share [Member] Series E convertible preferred shares [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Series C Convertible preferred Shares [Member]	Additional paid-in capital [Member] Series D Convertible preferred Shares [Member]	Additional paid-in capital [Member] Series E convertible preferred shares [Member]	Accumulated deficit [Member]	Accumulated deficit [Member] Series C Convertible preferred Shares [Member]	Accumulated deficit [Member] Series D Convertible preferred Shares [Member]	Accumulated deficit [Member] Series E convertible preferred shares [Member]
Balance at Dec. 31, 2011		$ (829)					[1],[2],[3]								[1],[2],[4]				$ 7,242				$ (8,071)
Balance (in shares) at Dec. 31, 2011	[1]					103,872	[3]							185,688	[4]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible loans into convertible preferred share			1,017						[1],[2],[3]							[1],[4]				1,017
Conversion of convertible loans into convertible preferred share (in shares)	[1]							9,612	[3]							[4]
Issuance of convertible preferred shares, net of issuance expense in an amount of $3, $204 and $212 for Series C, D and E, respectively			4,093						[1],[2],[3]							[1],[4]				4,093
Issuance of convertible preferred shares, net of issuance expense (in shares)	[1]							48,234	[3]							[4]
Share-based compensation to employees and non employees		113					[1],[3]								[1],[4]				113
Net loss		(6,658)					[1],[3]								[1],[4]								(6,658)
Balance at Dec. 31, 2012		(2,264)					[1],[2],[3]								[1],[2],[4]				12,465				(14,729)
Balance (in shares) at Dec. 31, 2012	[1]					161,718	[3]							185,688	[4]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of convertible loans into convertible preferred share				9,896							[1],[2],[3]						[1],[4]				9,896
Conversion of convertible loans into convertible preferred share (in shares)	[1]									81,677	[3]						[4]
Issuance of convertible preferred shares, net of issuance expense in an amount of $3, $204 and $212 for Series C, D and E, respectively				9,961							[1],[2],[3]						[1],[4]				9,961
Issuance of convertible preferred shares, net of issuance expense (in shares)	[1]									84,008	[3]						[4]
Share-based compensation to employees and non employees		215					[1],[3]								[1],[4]				215
Net loss		(12,177)					[1],[3]								[1],[4]								(12,177)
Balance at Dec. 31, 2013		5,631					[1],[2],[3]								[1],[2],[4]				32,537				(26,906)
Balance (in shares) at Dec. 31, 2013	[1]					327,403	[3]							185,688	[4]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants into Convertible preferred Shares			3,825	57					[1],[2],[3]		[1],[2],[3]					[1],[4]	[1],[4]			3,825	57
Exercise of warrants into Convertible preferred Shares (in shares)	[1]							17,705	[3]	263	[3]					[4]	[4]
Issuance of convertible preferred shares, net of issuance expense in an amount of $3, $204 and $212 for Series C, D and E, respectively				1,114	7,895						[1],[2],[3]		[1],[2],[3]				[1],[4]	[1],[4]			1,114	7,895
Issuance of convertible preferred shares, net of issuance expense (in shares)	[1]									4,131	[3]	75,695	[3]				[4]	[4]
Conversion of convertible preferred shares into ordinary shares							[1],[2],[3]							22	[1],[4]				(22)
Conversion of convertible preferred shares into ordinary shares (in shares)	[1]					(425,197)	[3]							7,838,640	[4]
Reclassification of liability warrants to equity warrants		5,555					[1],[3]								[1],[4]				5,555
Issuance of ordinary Shares in IPO, net of issuance expenses in an amount of $5,138		36,263					[1],[3]							9	[1],[4]				36,254
Shares issued	[1]						[3]							3,450,000	[4]
Exercise of warrants into ordinary Shares							[1],[3]								[1],[4]
Exercise of warrants into ordinary Shares (in shares)	[1]						[3]							157,618	[4]
Share-based compensation to employees and non employees		5,179					[1],[3]								[1],[4]				5,179
Issuance of ordinary share upon exercise of stock options by employees		2					[1],[3]							1	[1],[4]				1
Issuance of ordinary share upon exercise of stock options by employees (in shares)	[1]						[3]							346,608	[4]
Net loss		(21,668)					[1],[3]								[1],[4]								(21,668)
Balance at Dec. 31, 2014		$ 43,853					[1],[3]							$ 32	[1],[4]				$ 92,395				$ (48,574)
Balance (in shares) at Dec. 31, 2014	[1]						[3]							11,978,554	[4]

[1]	All shares amount have been restated to reflect an 18-for-1 share split, see Note 9a.
[2]	Represents an amount lower than $1.
[3]	The convertible preferred shares consist of several series, see Note 9d.
[4]	The ordinary shares consist of two series, see Note 9b.